Summary of significant accounting policies - Additional information (Details) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Sep. 30, 2020 USD ($) ¥ / $	Sep. 30, 2019 USD ($) ¥ / $	Sep. 30, 2018 USD ($) ¥ / $	Sep. 30, 2020 CNY (¥) ¥ / $	Sep. 30, 2020 USD ($) ¥ / $	Oct. 01, 2019 USD ($)
Accounting Policies [Line Items]
Sales		$ 4,558,854	$ 6,184,460	$ 3,369,258
Operating expenses		4,666,411	6,198,707	3,370,857
Net income (loss)		113,362	(14,633)	4,234
Restricted cash			618,690			$ 1,617,000
Allowance for doubtful accounts			0	0		194,118
Inventory reserve			0			19,761
Allowance for doubtful debts relating to advances to suppliers		723,655	0
Impairment of long-lived assets		$ 0	0	$ 0
Contract liabilities, current			5,926			31,809
Cash maintained with People's Republic of China			$ 114,036			2,029,892
Cash equivalents					¥ 0.5	70,550
Operating lease liabilities						808,052	$ 300,000
ROU assets						$ 823,038	$ 300,000
Exchange rates (per RMB1) | ¥ / $			0.1401		0.1470	0.1470
Average exchange rates | ¥ / $		0.1427	0.1454	0.1530
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
IPO
Accounting Policies [Line Items]
Restricted cash			$ 600,000
Private placement
Accounting Policies [Line Items]
Restricted cash			18,690
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 247,189	287,768	$ 307,374
Maximum
Accounting Policies [Line Items]
Cash, FDIC insured amount			$ 250,000	$ 250,000